Loans and Allowance for Loan Losses - Allowance, Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance, impairment methodology
Loans individually evaluated for impairment	$ 1,783	$ 2,056	$ 4,155
Loans collectively evaluated for impairment	613,712	601,254	491,115
Total Loans	615,495	603,310	495,270
Construction land and Farmland
Allowance, impairment methodology
Loans individually evaluated for impairment		541	645
Loans collectively evaluated for impairment	94,186	79,953	58,654
Total Loans	94,186	80,494	59,299
Residential
Allowance, impairment methodology
Loans individually evaluated for impairment	168	168	1,212
Loans collectively evaluated for impairment	122,764	115,584	97,558
Total Loans	122,932	115,752	98,770
Nonfarm nonresidential
Allowance, impairment methodology
Loans individually evaluated for impairment	1,104	1,086	1,900
Loans collectively evaluated for impairment	189,863	194,753	169,551
Total Loans	190,967	195,839	171,451
Commercial
Allowance, impairment methodology
Loans individually evaluated for impairment	482	223	366
Loans collectively evaluated for impairment	203,579	206,878	160,457
Total Loans	204,061	207,101	160,823
Consumer
Allowance, impairment methodology
Loans individually evaluated for impairment	29	38	32
Loans collectively evaluated for impairment	3,320	4,086	4,895
Total Loans	$ 3,349	$ 4,124	$ 4,927